Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Not measured at fair value
Fair values of financial assets and financial liabilities
Financial assets	$ 887,943	$ 857,875
Financial assets, Fair Value	883,598	850,809
Financial liabilities	863,901	833,617
Financial liabilities, Fair Value	864,397	832,694
Not measured at fair value | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	3,525	6,371
Financial liabilities, Fair Value	3,525	6,371
Not measured at fair value | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	640,948	612,798
Financial liabilities, Fair Value	641,330	613,134
Not measured at fair value | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	32,901	45,035
Financial liabilities, Fair Value	32,901	45,035
Not measured at fair value | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	153,351	138,128
Financial liabilities, Fair Value	153,129	137,452
Not measured at fair value | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	33,176	31,254
Financial liabilities, Fair Value	33,512	30,671
Not measured at fair value | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities		31
Financial liabilities, Fair Value		31
Not measured at fair value | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	102,522	105,257
Financial assets, Fair Value	102,522	105,257
Not measured at fair value | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,535	6,216
Financial assets, Fair Value	4,535	6,216
Not measured at fair value | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	1,432	1,181
Financial assets, Fair Value	1,432	1,179
Not measured at fair value | Loans
Fair values of financial assets and financial liabilities
Financial assets	773,235	739,575
Financial assets, Fair Value	768,890	732,511
Not measured at fair value | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	6,219	5,626
Financial assets, Fair Value	6,219	5,626
Not measured at fair value | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets		20
Financial assets, Fair Value		20
Not measured at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	107,057	111,473
Financial liabilities, Fair Value	3,525	6,371
Not measured at fair value | Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3,525	6,371
Not measured at fair value | Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	102,522	105,257
Not measured at fair value | Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,535	6,216
Not measured at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	6,730	5,981
Financial liabilities, Fair Value	855,543	821,280
Not measured at fair value | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	636,999	608,397
Not measured at fair value | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	32,901	45,035
Not measured at fair value | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	152,131	137,146
Not measured at fair value | Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	33,512	30,671
Not measured at fair value | Level 2 | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value		31
Not measured at fair value | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	511	335
Not measured at fair value | Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	6,219	5,626
Not measured at fair value | Level 2 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets, Fair Value		20
Not measured at fair value | Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	769,811	733,355
Financial liabilities, Fair Value	5,329	5,043
Not measured at fair value | Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	4,331	4,737
Not measured at fair value | Level 3 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	998	306
Not measured at fair value | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	921	844
Not measured at fair value | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	768,890	732,511
Parent Entity
Fair values of financial assets and financial liabilities
Long-term debt instruments with equity characteristics included in investments in subsidiaries	689	816
Parent Entity | Not measured at fair value
Fair values of financial assets and financial liabilities
Financial assets	833,642	809,732
Financial assets, Fair Value	830,341	803,930
Financial liabilities	814,458	797,934
Financial liabilities, Fair Value	815,107	797,236
Parent Entity | Not measured at fair value | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	3,243	6,299
Financial liabilities, Fair Value	3,243	6,299
Parent Entity | Not measured at fair value | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	565,384	543,003
Financial liabilities, Fair Value	565,753	543,351
Parent Entity | Not measured at fair value | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	26,853	41,027
Financial liabilities, Fair Value	26,853	41,027
Parent Entity | Not measured at fair value | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	133,105	120,434
Financial liabilities, Fair Value	133,039	119,978
Parent Entity | Not measured at fair value | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities	53,788	56,437
Financial liabilities, Fair Value	53,788	56,437
Parent Entity | Not measured at fair value | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	32,085	30,734
Financial liabilities, Fair Value	32,431	30,144
Parent Entity | Not measured at fair value | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	93,466	95,182
Financial assets, Fair Value	93,466	95,182
Parent Entity | Not measured at fair value | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,505	6,179
Financial assets, Fair Value	4,505	6,179
Parent Entity | Not measured at fair value | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	49	77
Financial assets, Fair Value	49	77
Parent Entity | Not measured at fair value | Loans
Fair values of financial assets and financial liabilities
Financial assets	678,014	651,663
Financial assets, Fair Value	674,713	645,861
Parent Entity | Not measured at fair value | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets	51,796	51,403
Financial assets, Fair Value	51,796	51,403
Parent Entity | Not measured at fair value | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	5,812	5,228
Financial assets, Fair Value	5,812	5,228
Parent Entity | Not measured at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	97,971	101,361
Financial liabilities, Fair Value	3,243	6,299
Parent Entity | Not measured at fair value | Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3,243	6,299
Parent Entity | Not measured at fair value | Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	93,466	95,182
Parent Entity | Not measured at fair value | Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,505	6,179
Parent Entity | Not measured at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	10,086	13,978
Financial liabilities, Fair Value	760,041	738,119
Parent Entity | Not measured at fair value | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	564,310	541,916
Parent Entity | Not measured at fair value | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	26,853	41,027
Parent Entity | Not measured at fair value | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	133,039	119,978
Parent Entity | Not measured at fair value | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3,408	5,054
Parent Entity | Not measured at fair value | Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	32,431	30,144
Parent Entity | Not measured at fair value | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value		2
Parent Entity | Not measured at fair value | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,274	8,748
Parent Entity | Not measured at fair value | Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,812	5,228
Parent Entity | Not measured at fair value | Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	722,284	688,591
Financial liabilities, Fair Value	51,823	52,818
Parent Entity | Not measured at fair value | Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	1,443	1,435
Parent Entity | Not measured at fair value | Level 3 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	50,380	51,383
Parent Entity | Not measured at fair value | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	49	75
Parent Entity | Not measured at fair value | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	674,713	645,861
Parent Entity | Not measured at fair value | Level 3 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	$ 47,522	$ 42,655